Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of Stockholders' Equity [Abstract]
Beginning Balance	¥ 10,331	¥ 9,780	¥ 7,420
Adjustment of redeemable noncontrolling interests to redemption value	0	0	2,131
Transaction with noncontrolling interests	(10,028)	653	0
Comprehensive income (loss)
Net Income (loss)	(23)	384	404
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(280)	(197)	326
Total other comprehensive income (loss)	(280)	(197)	326
Comprehensive income	(303)	187	730
Dividends	0	(289)	(501)
Ending Balance	¥ 0	¥ 10,331	¥ 9,780